Income taxes - Component of deferred tax liability (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Component of deferred tax liability
Deferred tax liability	$ (59)
Property, plant and equipment
Component of deferred tax liability
Deferred tax liability	$ (59)